Non-Current Assets by Region (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosures
Non-Current Assets	€ 32,228	€ 28,276
EMEA
Disclosures
Non-Current Assets	8,926	8,052
Germany
Disclosures
Non-Current Assets	4,184	3,714
Rest of EMEA
Disclosures
Non-Current Assets	4,742	4,338
Americas
Disclosures
Non-Current Assets	22,380	19,500
U.S.
Disclosures
Non-Current Assets	22,123	19,300
Rest of Americas
Disclosures
Non-Current Assets	258	201
APJ
Disclosures
Non-Current Assets	€ 922	€ 723